ACQUISITIONS - European Wind (Details) - European Wind £ in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2017 GBP (£)	Aug. 31, 2017 USD ($)	Feb. 28, 2017
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Consideration transferred, acquisition-date fair value		£ 24	$ 32
Percentage of voting equity interests retained by Brookfield		40.00%	40.00%
Acquisition costs incurred and capitalized	$ 1